Loans and Allowance for Loan Losses - Related Parties (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Summary of loans to directors and executive officers
Balance at December 31, 2019	$ 5,601
New loans	1,081
Amounts collected	(1,603)
Balance at December 31, 2020	$ 5,079